Income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Income before taxes from continuing operations	$ 9,123	$ 7,177	$ 24,530
Switzerland
Statement [line items]
Income before taxes from continuing operations	9,719	5,751	21,830
Foreign
Statement [line items]
Income before taxes from continuing operations	(596)	1,426	2,700
Discontinued operations [member]
Statement [line items]
Income before taxes from continuing operations	$ 214	$ 1,194	$ 1,607